Stockholders' Equity (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity

Note 13 – Changes in Stockholders’ Equity

One World Pharma is authorized to issue an aggregate of 75,000,000 shares of common stock with a par value of $0.001. As of June 30, 2019, there were 39,922,899 shares of common stock issued and outstanding. The par value of OWP Ventures’ common stock was $0.0001 per share. The par value presented for OWP Ventures’ transactions have been retroactively adjusted to reflect the par value of One World Pharma in this Quarterly Report on Form 10-Q.

Reverse Stock Split

On January 10, 2019, One World Pharma, Inc. effected a 1-for-4 reverse stock split. No fractional shares were issued, and no cash or other consideration was paid in connection with the Reverse Stock Split. Instead, the Company issued one whole share of the post-Reverse Stock Split common stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split. One World Pharma, Inc. was authorized to issue 75,000,000 shares of common stock prior to the Reverse Stock Split, which remains unaffected. The Reverse Stock Split did not have any effect on the stated par value of the common stock. Unless otherwise stated, all share and per share information in this Quarterly Report on Form 10-Q has been retroactively adjusted to reflect the Reverse Stock Split.

Cash Received on Subscriptions Receivable

On various dates between January 30, 2019 and February 5, 2019, the Company received $602 from two of the Company’s founders for sales of common stock of OWP Ventures during 2018 at $0.001 per share on subscriptions receivable.

Common Stock Sales

On various dates between January 3, 2019 and February 19, 2019, the Company sold an aggregate 3,900,000 shares of common stock of OWP Ventures at $0.50 per share for total proceeds of $1,950,000.

Common Stock Issued for Debt Conversion

On February 4, 2019, a total of 1,253,493 shares of common stock of OWP Ventures were issued pursuant to the conversion of $501,397 of convertible debt owed to The Sanguine Group LLC, consisting of $500,000 of principal and $1,397 of interest.

Common Stock Issued for Services

On February 18, 2019, the Company issued 30,000 shares of common stock of OWP Ventures to a consultant for services. The total fair value of the common stock was $15,000 based recent independent third-party sales at $0.50 per share.

Common Stock Options Issued for Services

On February 8, 2019, the Company awarded cashless options to a service provider to acquire up to 100,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 8,333 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 8,337 shares on the one-year anniversary of the effective date.

On February 8, 2019, the Company awarded cashless options to one of our directors to acquire up to 125,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 10,416 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 10,424 shares on the one-year anniversary of the effective date.

On January 28, 2019, the Company awarded cashless options to a service provider to acquire up to 500,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 41,666 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 41,674 shares on the one-year anniversary of the effective date.

On January 28, 2019, the Company awarded cashless options to a service provider to acquire up to 100,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 8,333 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 8,337 shares on the one-year anniversary of the effective date.

On October 24, 2018, the Company issued 50,000 shares of common stock to a consultant in settlement for services. The total fair value of the common stock was $21,000 based recent independent third-party sales at $0.42 per share.

A total of $560,958 was expensed during the six months ending June 30, 2019 pursuant to the options issued for services.

Common Stock Issued for Share Exchange

On February 21, 2019, One World Pharma acquired OWP Ventures in the Merger. As a result of the Merger (a) holders of the outstanding capital stock of OWP Ventures received an aggregate of 39,475,398 shares of our Common Stock; (b) the options described above to purchase 825,000 shares of common stock of OWP Ventures at an exercise price of $0.50 automatically converted into options to purchase 825,000 shares of our Common Stock at an exercise price of $0.50; (c) the outstanding principal and interest under a $300,000 convertible note issued by OWP Ventures became convertible, at the option of the holder, into shares of our Common Stock at a conversion price equal to the lesser of $0.424 per share or 80% of the price we sell our Common Stock in a future “Qualified Offering”; and (d) 875,000 shares of our Common Stock owned by OWP Ventures prior to the Merger were cancelled.

OWP Ventures, Inc. [Member]
Stockholders' Equity

Note 14 – Stockholders’ Equity

Company is authorized to issue an aggregate of 200,000,000 shares of common stock with a par value of $0.0001. As of December 31, 2018, there were 34,291,905 shares of common stock issued and outstanding.

Common Stock Sales

On December 14, 2018, the Company sold 100,000 shares of common stock at $0.50 per share for proceeds of $50,000.

On October 4, 2018, the Company sold 357,143 shares of common stock at $0.42 per share for proceeds of $150,000.

On September 20, 2018, the Company sold 238,095 shares of common stock at $0.42 per share for proceeds of $100,000.

On July 28, 2018, the Company sold 476,191 shares of common stock at $0.42 per share for proceeds of $200,000.

On June 15, 2018, the Company sold 1,190,476 shares of common stock at $0.42 per share for proceeds of $500,000.

On March 27, 2018, the Company sold 100 shares of common stock at $0.10 per share to its Chief Executive Officer for proceeds of $10 as part of the formation of the entity.

On March 27, 2018, the Company sold 4,844,900 shares of common stock at $0.0001 per share to its Chief Executive Officer on subscriptions receivable. The proceeds of $485 were subsequently received on November 9, 2018.

On March 27, 2018, the Company sold an aggregate 16,205,000 shares of common stock to nine of the Company’s founders at $0.0001 per share on subscriptions receivable. The total proceeds of $1,620 were subsequently received between November 5, 2018 and February 5, 2019.

Common Stock Issued for Services

On October 30, 2018, the Company issued 630,000 shares of common stock to a consultant for services. The total fair value of the common stock was $264,600 based recent independent third-party sales at $0.42 per share.

On October 24, 2018, the Company issued 50,000 shares of common stock to a consultant in settlement for services. The total fair value of the common stock was $21,000 based recent independent third-party sales at $0.42 per share.

Common Stock Issued for Share Exchange

On May 30, 2018, the Company issued an aggregate 10,200,000 shares of common stock to the shareholders of One World Pharma SAS as part of a stock purchase agreement whereby OWP Ventures, Inc. acquired 100% of the common stock of One World Pharma SAS. The net fair value of assets and liabilities assumed has been deemed to be more representative of the fair value of the 10,200,000 shares issued as consideration than the non-trading shares of common stock issued in consideration, resulting in the valuation of the shares at $162,909.

Adjustments to Additional Paid-In Capital

Pursuant to the purchase of 66.2% of the outstanding common stock of One World Pharma, Inc for $350,000 on November 30, 2018, the Company realized goodwill of $349,420 on the consideration paid in excess of the net fair value of assets and liabilities assumed, which has been recognized as contributed capital due to the subsequent reverse merger between the two entities on February 21, 2019.

On various dates between April 16, 2018 and June 20, 2018, total capital contributions of $136,440 were received from the Company’s CEO, Craig Ellins.